Investment in Notes from Associates (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Notes from Associates [Abstract]
Schedule of Investments in Associates	The following is the activity in respect of investments in notes from associates during the period. The fair value of the notes from associates of $11,417 and $17,731 as of December 31, 2025 and December 31, 2024, respectively, is determined using unobservable
Level 3 inputs. See Note 19. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2024	4,600
Changes in the fair value of the notes	13,131
Balance as of December 31, 2024	17,731
Investment in Sonde convertible note	150
Conversion of Vedanta note to preferred shares	(2,836)
Changes in the fair value of the notes	(3,628)
Balance as of December 31, 2025	11,417
Investment in notes from associates, current	11,417
Investment in notes from associates, non-current	—